Annual Fund Operating Expenses	Jul. 31, 2026
Aristotle Core Bond Fund | Aristotle Core Bond Fund Class H
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%	[1]
Expenses (as a percentage of Assets)	0.48%
Aristotle Core Bond Fund | Aristotle Core Bond Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%	[1]
Expenses (as a percentage of Assets)	0.44%
Aristotle Core Bond Fund | Aristotle Core Bond Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%	[1]
Expenses (as a percentage of Assets)	0.48%
Aristotle Core Income Fund | Aristotle Core Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[2]
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	0.85%
Aristotle Core Income Fund | Aristotle Core Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[2]
Distribution and Service (12b-1) Fees	1.00%
Expenses (as a percentage of Assets)	1.60%
Aristotle Core Income Fund | Aristotle Core Income Fund Class H
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%	[2]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.46%
Aristotle Core Income Fund | Aristotle Core Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[2]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.45%
Aristotle Core Income Fund | Aristotle Core Income Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[2]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.55%
Aristotle Floating Rate Income Fund | Aristotle Floating Rate Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[3]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%	[4]
Acquired Fund Fees and Expenses	0.03%	[5]
Expenses (as a percentage of Assets)	1.06%
Aristotle Floating Rate Income Fund | Aristotle Floating Rate Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[3]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.03%	[4]
Acquired Fund Fees and Expenses	0.03%	[5]
Expenses (as a percentage of Assets)	1.81%
Aristotle Floating Rate Income Fund | Aristotle Floating Rate Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%	[4]
Acquired Fund Fees and Expenses	0.03%	[5]
Expenses (as a percentage of Assets)	0.73%
Aristotle Floating Rate Income Fund | Aristotle Floating Rate Income Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%	[4]
Acquired Fund Fees and Expenses	0.03%	[5]
Expenses (as a percentage of Assets)	0.81%
Aristotle High Yield Bond Fund | Aristotle High Yield Bond Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[6]
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	0.95%
Aristotle High Yield Bond Fund | Aristotle High Yield Bond Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[6]
Distribution and Service (12b-1) Fees	1.00%
Expenses (as a percentage of Assets)	1.70%
Aristotle High Yield Bond Fund | Aristotle High Yield Bond Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[6]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.55%
Aristotle High Yield Bond Fund | Aristotle High Yield Bond Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[6]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.65%
Aristotle Short Duration Income Fund | Aristotle Short Duration Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[7]
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	0.75%
Aristotle Short Duration Income Fund | Aristotle Short Duration Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[7]
Distribution and Service (12b-1) Fees	1.00%
Expenses (as a percentage of Assets)	1.50%
Aristotle Short Duration Income Fund | Aristotle Short Duration Income Fund Class H
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%	[7]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.40%
Aristotle Short Duration Income Fund | Aristotle Short Duration Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%	[7]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.39%
Aristotle Short Duration Income Fund | Aristotle Short Duration Income Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[7]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.49%
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[8]
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	0.94%
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[8]
Distribution and Service (12b-1) Fees	1.00%
Expenses (as a percentage of Assets)	1.69%
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class H
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[8]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.60%
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%	[8]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.59%
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[8]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.69%
Aristotle Ultra Short Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2028
Aristotle Ultra Short Income Fund | Aristotle Ultra Short Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[9]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	(0.01%)	[10]
Net Expenses (as a percentage of Assets)	0.57%	[10]
Aristotle Ultra Short Income Fund | Aristotle Ultra Short Income Fund Class H
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[9]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.32%
Fee Waiver or Reimbursement	0.00%	[10]
Net Expenses (as a percentage of Assets)	0.32%	[10]
Aristotle Ultra Short Income Fund | Aristotle Ultra Short Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[9]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.33%
Fee Waiver or Reimbursement	(0.01%)	[10]
Net Expenses (as a percentage of Assets)	0.32%	[10]
Aristotle Ultra Short Income Fund | Aristotle Ultra Short Income Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[9]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.33%
Fee Waiver or Reimbursement	(0.01%)	[10]
Net Expenses (as a percentage of Assets)	0.32%	[10]
Aristotle Core Equity Fund | Aristotle Core Equity Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[11]
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	0.90%
Aristotle Core Equity Fund | Aristotle Core Equity Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[11]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.65%
Aristotle Core Equity Fund | Aristotle Core Equity Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[11]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.65%
Aristotle Growth Equity Fund | Aristotle Growth Equity Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[12]
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	0.95%
Aristotle Growth Equity Fund | Aristotle Growth Equity Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[12]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.70%
Aristotle Growth Equity Fund | Aristotle Growth Equity Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[12]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.70%
Aristotle International Equity Fund | Aristotle International Equity Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%	[13]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%	[14]
Expenses (as a percentage of Assets)	1.04%
Aristotle International Equity Fund | Aristotle International Equity Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%	[13]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%	[14]
Expenses (as a percentage of Assets)	0.79%
Aristotle International Equity Fund | Aristotle International Equity Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%	[13]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%	[14]
Expenses (as a percentage of Assets)	0.79%
Aristotle Small Cap Equity Fund | Aristotle Small Cap Equity Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[15]
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	1.15%
Aristotle Small Cap Equity Fund | Aristotle Small Cap Equity Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[15]
Distribution and Service (12b-1) Fees	1.00%
Expenses (as a percentage of Assets)	1.90%
Aristotle Small Cap Equity Fund | Aristotle Small Cap Equity Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[15]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.90%
Aristotle Small Cap Equity Fund | Aristotle Small Cap Equity Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[15]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.85%
Aristotle Small Cap Equity Fund | Aristotle Small Cap Equity Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[15]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.90%
Aristotle Small/Mid Cap Equity Fund | Aristotle Small/Mid Cap Equity Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[16]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%	[17]
Acquired Fund Fees and Expenses	0.11%	[18]
Expenses (as a percentage of Assets)	1.27%
Aristotle Small/Mid Cap Equity Fund | Aristotle Small/Mid Cap Equity Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[16]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%	[17]
Acquired Fund Fees and Expenses	0.11%	[18]
Expenses (as a percentage of Assets)	2.02%
Aristotle Small/Mid Cap Equity Fund | Aristotle Small/Mid Cap Equity Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[16]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%	[17]
Acquired Fund Fees and Expenses	0.11%	[18]
Expenses (as a percentage of Assets)	0.97%
Aristotle Small/Mid Cap Equity Fund | Aristotle Small/Mid Cap Equity Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[16]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%	[17]
Acquired Fund Fees and Expenses	0.11%	[18]
Expenses (as a percentage of Assets)	1.02%
Aristotle Value Equity Fund | Aristotle Value Equity Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[19]
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	0.94%
Aristotle Value Equity Fund | Aristotle Value Equity Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[19]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.69%
Aristotle Value Equity Fund | Aristotle Value Equity Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%	[19]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.61%
Aristotle Value Equity Fund | Aristotle Value Equity Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[19]
Distribution and Service (12b-1) Fees	0.00%
Expenses (as a percentage of Assets)	0.69%
Aristotle/Saul Global Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2028
Aristotle/Saul Global Equity Fund | Aristotle/Saul Global Equity Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%	[20]
Other Expenses (as a percentage of Assets):	0.02%	[21]
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.01%)	[22]
Net Expenses (as a percentage of Assets)	0.79%
Aristotle Multi-Asset Balanced Fund | Aristotle Multi-Asset Balanced Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[23]
Distribution and Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.46%	[24]
Expenses (as a percentage of Assets)	1.16%
Aristotle Multi-Asset Balanced Fund | ArAristotle Multi-Asset Balanced Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[23]
Distribution and Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.46%	[24]
Expenses (as a percentage of Assets)	1.91%
Aristotle Multi-Asset Balanced Fund | Aristotle Multi-Asset Balanced Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[23]
Distribution and Service (12b-1) Fees	0.00%
Acquired Fund Fees and Expenses	0.46%	[24]
Expenses (as a percentage of Assets)	0.91%
Aristotle Multi-Asset Balanced Income Fund | Aristotle Multi-Asset Balanced Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[25]
Distribution and Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.46%	[26]
Expenses (as a percentage of Assets)	1.16%
Aristotle Multi-Asset Balanced Income Fund | Aristotle Multi-Asset Balanced Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[25]
Distribution and Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.46%	[26]
Expenses (as a percentage of Assets)	1.91%
Aristotle Multi-Asset Balanced Income Fund | Aristotle Multi-Asset Balanced Income Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[25]
Distribution and Service (12b-1) Fees	0.00%
Acquired Fund Fees and Expenses	0.46%	[26]
Expenses (as a percentage of Assets)	0.91%
Aristotle Multi-Asset Capital Opportunities Fund | Aristotle Multi-Asset Capital Opportunities Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[27]
Distribution and Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.44%	[28]
Expenses (as a percentage of Assets)	1.14%
Aristotle Multi-Asset Capital Opportunities Fund | Aristotle Multi-Asset Capital Opportunities Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[27]
Distribution and Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.44%	[28]
Expenses (as a percentage of Assets)	1.89%
Aristotle Multi-Asset Capital Opportunities Fund | Aristotle Multi-Asset Capital Opportunities Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[27]
Distribution and Service (12b-1) Fees	0.00%
Acquired Fund Fees and Expenses	0.44%	[28]
Expenses (as a percentage of Assets)	0.89%
Aristotle Multi-Asset Growth and Income Fund | Aristotle Multi-Asset Growth and Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[29]
Distribution and Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.44%	[30]
Expenses (as a percentage of Assets)	1.14%
Aristotle Multi-Asset Growth and Income Fund | Aristotle Multi-Asset Growth and Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[29]
Distribution and Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.44%	[30]
Expenses (as a percentage of Assets)	1.89%
Aristotle Multi-Asset Growth and Income Fund | Aristotle Multi-Asset Growth and Income Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[29]
Distribution and Service (12b-1) Fees	0.00%
Acquired Fund Fees and Expenses	0.44%	[30]
Expenses (as a percentage of Assets)	0.89%
Aristotle Multi-Asset Income Fund | Aristotle Multi-Asset Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[31]
Distribution and Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.44%	[32]
Expenses (as a percentage of Assets)	1.14%
Aristotle Multi-Asset Income Fund | Aristotle Multi-Asset Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[31]
Distribution and Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.44%	[32]
Expenses (as a percentage of Assets)	1.89%
Aristotle Multi-Asset Income Fund | Aristotle Multi-Asset Income Fund Class I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[31]
Distribution and Service (12b-1) Fees	0.00%
Acquired Fund Fees and Expenses	0.44%	[32]
Expenses (as a percentage of Assets)	0.89%
Aristotle Pacific EXclusive Fund Series C | Aristotle Pacific EXclusive Fund Series C Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[33]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[34]
Expenses (as a percentage of Assets)	0.00%
Aristotle Pacific EXclusive Fund Series H | Aristotle Pacific EXclusive Fund Series H Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[35]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%	[36]
Expenses (as a percentage of Assets)	0.07%
Fee Waiver or Reimbursement	(0.04%)	[37]
Net Expenses (as a percentage of Assets)	0.03%	[37]
Aristotle Pacific EXclusive Fund Series I | Aristotle Pacific EXclusive Fund Series I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[38]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.03%
Fee Waiver or Reimbursement	(0.03%)	[39]
Net Expenses (as a percentage of Assets)	0.00%	[39]

[1]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.35% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.09% for Class I and 0.13% for Class H and Class I-2 of the average net assets of the class.

[2]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.40% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.20% for Class A and Class C, 0.06% for Class H, 0.05% for Class I and 0.15% for Class I-2 of the average net assets of the class.

[3]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.55% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.20% for Class A, Class C and Class I-2 and 0.12% for Class I of the average net assets of the class.

[4]	“Other Expenses” include a line of credit commitment expense of 0.02%, which is borne directly by the Fund.
[5]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements. Acquired Fund Fees and Expenses have been estimated based on expected allocations to underlying funds.
[6]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.50% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.20% for Class A and Class C, 0.05% for Class I and 0.15% for Class I-2 of the average net assets of the class.

[7]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.25% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.25% for Class A and Class C, 0.15% for Class H, 0.14% for Class I and 0.24% for Class I-2 of the average net assets of the class.

[8]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.50% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.19% for Class A, Class C and Class I-2, 0.10% for Class H and 0.09% for Class I of the average net assets of the class.

[9]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.25% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.07% of the average net assets of the class.

[10]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2028, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.57% for Class A and 0.32% for Class I and Class I-2 (the “Expense Limit”). Aristotle Investment Services, LLC may not recoup management fees waived prior to August 1, 2025. Beginning August 1, 2025, Aristotle Investment Services, LLC may recoup any management fees waived so long as (i) the Total Annual Fund Operating Expenses, after any recoupment, do not exceed the lesser of (x) the Expense Limit in effect at the time of the waiver or (y) the Expense Limit in effect at the time the recoupment is made; and (ii) the recoupment is made within three (3) years after the management fees were waived. This agreement may only be terminated or amended prior to July 31, 2028 by the Fund’s Board of Trustees.

[11]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.50% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.15% of the average net assets of the class.

[12]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.55% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.15% of the average net assets of the class

[13]	The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.60% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.18% of the average net assets of the class.
[14]	“Other Expenses” include tax reclaim service fees of 0.01%, which are borne directly by the Fund.
[15]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.65% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.25% for Class A, Class C, Class I, and Class I-2, and 0.20% for Class R6 of the net average assets of the class.

[16]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.65% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.25% for Class A, Class C and Class I-2 and 0.20% for Class I of the net average assets of the class.

[17]	“Other Expenses” include securities litigation service fees of 0.01%, which are borne directly by the Fund.
[18]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements. Acquired Fund Fees and Expenses have been estimated based on expected allocations to underlying funds.
[19]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.55% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.14% for Class A, Class I, and Class I-2, and 0.06% for Class R6 of the average net assets of the class.

[20]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.60% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.18% of the average net assets of the class.

[21]	“Other Expenses” include tax reclaim service fees of 0.01%, which borne directly by the Fund.
[22]
Aristotle Investment Services, LLC has contractually agreed, through July 31, 2028, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.78% for Class I-2 (the “Expense Limit”). Aristotle Investment Services, LLC may not recoup management fees waived prior to August 1, 2026. Beginning August 1, 2026, Aristotle Investment Services, LLC may recoup any management fees waived so long as (i) the Total Annual Fund Operating Expenses, after any recoupment, do not exceed the lesser of (x) the Expense Limit in effect at the time of the waiver or (y) the Expense Limit in effect at the time the recoupment is made; and (ii) the recoupment is made within three (3) years after the management fees were waived. This agreement may only be terminated or amended prior to July 31, 2028 by the Fund’s Board of Trustees.

[23]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.20% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.25% of the average net assets of the class.

[24]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements. Acquired Fund Fees and Expenses have been estimated based on expected allocations to Underlying Funds.
[25]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.20% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.25% of the average net assets of the class.

[26]
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements. Acquired Fund Fees and Expenses have been estimated based on expected allocations to Underlying Funds.

[27]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.20% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.25% of the average net assets of the class.

[28]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements. Acquired Fund Fees and Expenses have been estimated based on expected allocations to Underlying Funds.
[29]
The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.20% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.25% of the average net assets of the class.

[30]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements. Acquired Fund Fees and Expenses have been estimated based on expected allocations to Underlying Funds.
[31]	The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.20% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.25% of the average net assets of the class.
[32]
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements. Acquired Fund Fees and Expenses have been estimated based on expected allocations to Underlying Funds.

[33]
The Fund does not pay a management fee to Aristotle Investment Services, LLC (the “Adviser” or “AIS”), nor does Aristotle Pacific Capital, LLC (the “Sub-Adviser” or “Aristotle Pacific”) receive a sub-advisory fee from the Adviser for its provision of services to the Fund. Shares of the Fund are available only to (i) investors with accounts established under a wrap fee program maintained by the program’s registered investment adviser and/or broker-dealer (a “Wrap Sponsor”) and for which the Sub-Adviser is providing advisory and other similar services for compensation and (ii) institutional advisory clients of the Sub-Adviser. Such shareholders pay a fee to the Wrap Sponsor or to the Sub-Adviser pursuant to the terms of the applicable agreement. Participants in a wrap fee program should review the program brochure and other literature provided by the Wrap Sponsor for a discussion of fees and expenses charged and paid to the Sub-Adviser. Shareholders of the Fund pay no additional fees or expenses to purchase shares of the Fund.

[34]	Based on estimated amounts for the current fiscal year.
[35]
The Fund does not pay a management fee to Aristotle Investment Services, LLC (the “Adviser” or “AIS”), nor does Aristotle Pacific Capital, LLC (the “Sub-Adviser” or “Aristotle Pacific”) receive a sub-advisory fee from the Adviser for its provision of services to the Fund. Shares of the Fund are available only to (i) investors with accounts established under a wrap fee program maintained by the program’s registered investment adviser and/or broker-dealer (a “Wrap Sponsor”) and for which the Sub-Adviser is providing advisory and other similar services for compensation and (ii) institutional advisory clients of the Sub-Adviser. Such shareholders pay a fee to the Wrap Sponsor or to the Sub-Adviser pursuant to the terms of the applicable agreement. Participants in a wrap fee program should review the program brochure and other literature provided by the Wrap Sponsor for a discussion of fees and expenses charged and paid to the Sub-Adviser. Shareholders of the Fund pay no additional fees or expenses to purchase shares of the Fund.

[36]	“Other Expenses” include bank loan transaction costs of 0.03%, which are directly borne by the Fund.
[37]
The Adviser has contractually agreed to be responsible for and assume the obligation for payment of all expenses incurred by the Fund, including organizational and operational expenses, but excluding acquired fund fees and expenses, interest, fees associated with any credit facility, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures which are capitalized in accordance with generally accepted accounting principles (other than offering costs) and certain extraordinary expenses not incurred in the ordinary course of the Fund’s business. This contractual obligation will continue in effect for so long as the Adviser serves as the investment adviser to the Fund and may only be amended or terminated by the Fund’s Board of Trustees.

[38]
The Fund does not pay a management fee to Aristotle Investment Services, LLC (the “Adviser” or “AIS”), nor does Aristotle Pacific Capital, LLC (the “Sub-Adviser” or “Aristotle Pacific”) receive a sub-advisory fee from the Adviser for its provision of services to the Fund. Shares of the Fund are available only to (i) investors with accounts established under a wrap fee program maintained by the program’s registered investment adviser and/or broker-dealer (a “Wrap Sponsor”) and for which the Sub-Adviser is providing advisory and other similar services for compensation and (ii) institutional advisory clients of the Sub-Adviser. Such shareholders pay a fee to the Wrap Sponsor or to the Sub-Adviser pursuant to the terms of the applicable agreement. Participants in a wrap fee program should review the program brochure and other literature provided by the Wrap Sponsor for a discussion of fees and expenses charged and paid to the Sub-Adviser. Shareholders of the Fund pay no additional fees or expenses to purchase shares of the Fund.

[39]
The Adviser has contractually agreed to be responsible for and assume the obligation for payment of all expenses incurred by the Fund, including organizational and operational expenses, but, excluding acquired fund fees and expenses, interest, fees associated with any credit facility, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures which are capitalized in accordance with generally accepted accounting principles (other than offering costs) and certain extraordinary expenses not incurred in the ordinary course of the Fund’s business. This contractual obligation will continue in effect for so long as the Adviser serves as the investment adviser to the Fund and may only be amended or terminated by the Fund’s Board of Trustees.